Staff Costs - Summary of Staff Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Salaries, wages and welfare	¥ 23,441	¥ 22,592	¥ 24,647
Defined contribution retirement scheme	2,802	2,183	2,794
Other retirement welfare subsidy	50	72	206
Staff costs	¥ 26,293	¥ 24,847	¥ 27,647